UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Aperture New World Opportunities Fund

Institutional Shares: ANWOX

Semi-Annual Report

June 30, 2019

Beginning on April 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-888-514-7557.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-514-7557. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Aperture Investors, LLC Funds if you invest directly with the Fund.

Investment Adviser:

Aperture Investors, LLC

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-888-514-7557; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

GLOBAL BONDS — 57.9%
	Face Amount	Value

Argentina — 0.3%
Pampa Energia
7.38%, 07/21/23	$213,000	$205,547
Tecpetrol
4.88%, 12/12/22	110,000	107,525
Telecom Argentina
6.50%, 06/15/21	110,000	108,790
YPF
6.95%, 07/21/27	110,000	99,792
8.50%, 07/28/25	110,000	110,187
8.75%, 04/04/24	610,000	617,442

		1,249,283

Azerbaijan — 0.2%
State Oil of the Azerbaijan Republic MTN
4.75%, 03/13/23	750,000	780,000

Bahrain — 0.3%
Mumtalakat Sukuk Holding
5.63%, 02/27/24	700,000	713,136
Oil and Gas Holding BSCC
7.63%, 11/07/24	200,000	216,424

		929,560

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC
6.75%, 05/02/24	$213,000	$222,585

Brazil — 4.3%
Banco do Brasil
5.88%, 01/19/23	1,100,000	1,181,125
Banco do Estado do Rio Grande do Sul
7.38%, 02/02/22	213,000	227,380
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 09/26/23	1,000,000	1,094,500
Cemig Geracao e Transmissao
9.25%, 12/05/24	750,000	859,695
Centrais Eletricas Brasileiras
5.75%, 10/27/21	2,400,000	2,507,700
Cielo
3.75%, 11/16/22	1,050,000	1,038,188
Cosan
5.95%, 09/20/24	200,000	208,802
CSN Resources
7.63%, 02/13/23	354,000	373,470
Embraer
5.15%, 06/15/22	213,000	224,960
Embraer Overseas
5.70%, 09/16/23	213,000	233,237
GTL Trade Finance
5.89%, 04/29/24	110,000	120,175
Itau Unibanco Holding MTN 6.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.863%, 09/19/67 (a)	110,000	113,025
Itau Unibanco Holding SA MTN
6.20%, 12/21/21	2,200,000	2,335,322
JSL Europe
7.75%, 07/26/24	213,000	219,124
Light Servicos de Eletricidade
7.25%, 05/03/23	284,000	298,200
Natura Cosmeticos
5.38%, 02/01/23	1,100,000	1,148,950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Brazil (continued)
Petrobras Global Finance BV
5.30%, 01/27/25	$1,610,000	$1,708,210
6.13%, 01/17/22	110,000	117,825
8.75%, 05/23/26	110,000	135,836
Rumo Luxembourg Sarl
5.88%, 01/18/25	500,000	530,138
7.38%, 02/09/24	354,000	382,058
Vale Overseas
6.25%, 08/10/26	110,000	124,954

		15,182,874

Cayman Islands — 0.4%
Azure Orbit IV International Finance MTN
3.75%, 01/25/23	1,400,000	1,424,254

Chile — 1.1%
Celulosa Arauco y Constitucion
4.50%, 08/01/24	110,000	115,637
Cencosud
4.88%, 01/20/23	2,150,000	2,246,508
Colbun
4.50%, 07/10/24	110,000	115,678
Empresa Electrica Guacolda
4.56%, 04/30/25	110,000	102,824
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	110,000	116,161
4.88%, 10/30/24	110,000	116,002
Inversiones CMPC
4.38%, 05/15/23	110,000	114,256
Latam Finance
6.88%, 04/11/24	403,000	418,419
Nacional del Cobre de Chile
3.00%, 07/17/22	700,000	707,224

		4,052,709

China — 18.0%
Agile Group Holdings
6.70%, 03/07/22	695,000	713,477
8.38%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254%, 12/04/67 (a)	212,000	217,252

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
Azure Nova International Finance MTN
3.50%, 03/21/22	$200,000	$202,080
Baidu
2.88%, 07/06/22	1,100,000	1,102,554
3.50%, 11/28/22	1,100,000	1,124,522
3.88%, 09/29/23	1,800,000	1,865,122
Bank of China
5.00%, 11/13/24	2,000,000	2,149,606
CDBL Funding 2 MTN
3.00%, 08/01/22	213,000	213,220
3.75%, 03/11/22	284,000	289,876
CFLD Cayman Investment
6.50%, 12/21/20	1,100,000	1,105,557
China Aoyuan Group
8.50%, 01/23/22	425,000	448,384
China Cinda Finance 2017 I MTN
3.65%, 03/09/22	1,800,000	1,835,965
3.88%, 02/08/23	1,200,000	1,231,259
China Construction Bank
3.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.425%, 05/13/25	200,000	201,161
China Evergrande Group
6.25%, 06/28/21	1,000,000	959,930
7.50%, 06/28/23	900,000	805,913
8.25%, 03/23/22	900,000	867,087
8.75%, 06/28/25	200,000	177,322
China Great Wall International Holdings III MTN
3.13%, 08/31/22	1,750,000	1,759,976
China Huadian Overseas Development Management
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782%, 11/29/67 (a)	200,000	201,765
China Overseas Finance Cayman VI
5.95%, 05/08/24	200,000	226,106
China SCE Group Holdings
7.38%, 04/09/24	695,000	668,914
Chouzhou International Investment
4.50%, 05/30/22	213,000	212,894

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
CICC Hong Kong Finance 2016 MTN 3.75%, VAR ICE LIBOR USD 3 Month+1.175%, 05/03/22	$248,000	$248,525
CIFI Holdings Group
5.50%, 01/23/22	350,000	347,051
CITIC MTN
3.88%, 02/28/27	200,000	204,006
6.63%, 04/15/21	1,100,000	1,170,356
6.80%, 01/17/23	2,400,000	2,696,993
CMHI Finance BVI
4.38%, 08/06/23	1,600,000	1,685,149
CNAC HK Finbridge
3.50%, 07/19/22	1,050,000	1,056,759
4.13%, 03/14/21	700,000	712,415
4.63%, 03/14/23	1,500,000	1,566,808
CNOOC Curtis Funding No. 1 Pty
4.50%, 10/03/23	2,300,000	2,457,479
CNOOC Finance 2013
3.00%, 05/09/23	2,800,000	2,824,973
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	110,000	116,737
Country Garden Holdings
6.50%, 04/08/24	695,000	716,296
7.25%, 04/04/21	1,100,000	1,116,696
Easy Tactic
7.00%, 04/25/21	1,500,000	1,528,213
Fantasia Holdings Group
7.38%, 10/04/21	459,000	418,859
Fortune Star BVI
5.25%, 03/23/22	1,900,000	1,861,019
Franshion Brilliant 5.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859%, 07/17/67 (a)	354,000	336,464
GCL New Energy Holdings
7.10%, 01/30/21	212,000	206,724
Huarong Finance
3.75%, 04/27/22	1,000,000	1,012,430

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
Huarong Finance 2017 4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/67 (a)	$200,000	$201,007
Huarong Finance II MTN
3.63%, 11/22/21	1,900,000	1,919,713
5.50%, 01/16/25	200,000	218,045
ICBCIL Finance MTN
3.38%, 04/05/22	1,400,000	1,415,078
Industrial & Commercial Bank of China
4.88%, 09/21/25	750,000	809,216
Kaisa Group Holdings
11.50%, 01/30/23	1,560,000	1,570,181
KWG Group Holdings
7.88%, 09/01/23	1,404,000	1,412,054
Leader Goal International MTN 4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.919%, 07/19/67 (a)	212,000	214,218
Logan Property Holdings
5.25%, 02/23/23	1,000,000	954,118
Poly Real Estate Finance
4.75%, 09/17/23	603,000	630,689
Ronshine China Holdings
10.50%, 03/01/22	348,000	362,122
Scenery Journey
11.00%, 11/06/20	2,100,000	2,183,623
Shimao Property Holdings
4.75%, 07/03/22	1,150,000	1,158,180
Sinochem Overseas Capital
4.50%, 11/12/20	1,042,000	1,068,373
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	266,174
Sino-Ocean Land Treasure III 4.90%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.256%, 03/21/68 (a)	695,000	607,694
Sinopec Group Overseas Development 2018
3.75%, 09/12/23	1,250,000	1,299,961

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

China (continued)
Sunac China Holdings
7.88%, 02/15/22	$1,000,000	$1,017,698
7.95%, 10/11/23	695,000	698,690
8.63%, 07/27/20	1,100,000	1,131,594
Sunshine Life Insurance
3.15%, 04/20/21	284,000	277,219
Times China Holdings
7.63%, 02/21/22	348,000	358,507
Wanda Properties International
7.25%, 01/29/24	695,000	692,394
Weichai International Hong Kong Energy Group 3.75%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.084%, 03/14/68 (a)	283,000	277,471
Westwood Group Holdings MTN
4.88%, 04/19/21	1,200,000	1,233,842
Yuzhou Properties
8.63%, 01/23/22	1,000,000	1,046,076

		63,887,831

Colombia — 2.6%
Bancolombia 4.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929%, 10/18/27	110,000	112,682
5.13%, 09/11/22	1,210,000	1,263,845
Colombia Telecomunicaciones ESP
5.38%, 09/27/22	1,700,000	1,726,860
Ecopetrol
4.13%, 01/16/25	110,000	113,850
5.38%, 06/26/26	110,000	121,154
5.88%, 09/18/23	3,210,000	3,549,618
Grupo Aval
4.75%, 09/26/22	1,910,000	1,974,940
Oleoducto Central
4.00%, 05/07/21	213,000	216,410

		9,079,359

Costa Rica — 0.1%
Instituto Costarricense de Electricidad
6.95%, 11/10/21	213,000	218,059

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Guatemala — 0.1%
Industrial Senior Trust
5.50%, 11/01/22	$209,000	$212,660

Hong Kong — 0.1%
China Cinda Finance 2015 I MTN
4.25%, 04/23/25	110,000	114,513
HKT Capital No. 4
3.00%, 07/14/26	200,000	196,376
Melco Resorts Finance
4.88%, 06/06/25	110,000	109,139

		420,028

India — 2.9%
ABJA Investment Pte
5.95%, 07/31/24	354,000	369,137
Bharti Airtel
4.38%, 06/10/25	110,000	111,070
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	464,000	491,348
Export-Import Bank of India MTN
4.00%, 01/14/23	1,650,000	1,703,996
ICICI Bank MTN
4.00%, 03/18/26	110,000	111,986
JSW Steel
5.95%, 04/18/24	354,000	365,379
Reliance Holding USA
5.40%, 02/14/22	3,110,000	3,304,651
Reliance Industries
4.13%, 01/28/25	110,000	114,863
State Bank of India
4.38%, 01/24/24	110,000	114,949
State Bank of India MTN
3.25%, 01/24/22	1,750,000	1,763,517
UPL
3.25%, 10/13/21	213,000	213,036
Vedanta Resources
6.38%, 07/30/22	1,691,000	1,663,944

		10,327,876

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Indonesia — 2.6%
Indika Energy Capital III Pte
5.88%, 11/09/24	$210,000	$205,059
Indonesia Asahan Aluminium Persero
5.23%, 11/15/21	1,500,000	1,578,123
5.71%, 11/15/23	1,900,000	2,083,560
Pertamina Persero
4.88%, 05/03/22	2,200,000	2,316,604
Pertamina Persero MTN
4.30%, 05/20/23	2,600,000	2,711,666
Perusahaan Gas Negara
5.13%, 05/16/24	110,000	117,861
Saka Energi Indonesia
4.45%, 05/05/24	213,000	214,060

		9,226,933

Israel — 0.4%
Israel Electric
5.00%, 11/12/24 (b)	200,000	216,440
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,300,000	1,233,375

		1,449,815

Kazakhstan — 0.7%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22	1,400,000	1,421,056
Halyk Savings Bank of Kazakhstan JSC
5.50%, 12/21/22	805,887	807,515
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	140,183

		2,368,754

Kuwait — 0.6%
Equate Petrochemical BV
3.00%, 03/03/22	2,200,000	2,194,922

Macau — 0.0%
Sands China
4.60%, 08/08/23	110,000	115,614

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Mexico — 4.9%
Alfa
5.25%, 03/25/24	$354,000	$377,453
Axtel
6.38%, 11/14/24	200,000	203,752
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	110,000	110,963
Banco Nacional de Comercio Exterior SNC 3.80%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/26	425,000	428,298
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22	110,000	112,860
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.995%, 10/01/28	851,000	898,877
BBVA Bancomer
6.50%, 03/10/21	1,850,000	1,944,350
6.75%, 09/30/22	2,610,000	2,840,463
CEMEX Finance
6.00%, 04/01/24	354,000	364,620
Comision Federal de Electricidad
4.88%, 01/15/24	922,000	952,435
Credito Real SOFOM ER
9.50%, 02/07/26	484,000	533,610
Fresnillo
5.50%, 11/13/23	500,000	544,750
Grupo Bimbo
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.280%, 07/17/67 (a)	708,000	743,329
Mexichem
4.88%, 09/19/22	1,300,000	1,363,713
Petroleos Mexicanos
3.50%, 01/30/23	828,000	785,689
4.88%, 01/24/22	1,350,000	1,346,625
5.38%, 03/13/22	495,000	498,737
5.50%, 01/21/21	2,000,000	2,023,000
6.38%, 02/04/21	403,000	413,478

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Mexico (continued)
Petroleos Mexicanos MTN
4.63%, 09/21/23	$787,000	$773,235
Sigma Alimentos
4.13%, 05/02/26	110,000	110,799

		17,371,036

Netherlands — 0.7%
GTH Finance BV
7.25%, 04/26/23	283,000	309,432
Syngenta Finance
3.13%, 03/28/22	213,000	213,049
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	2,200,000	1,903,000

		2,425,481

Nigeria — 0.9%
IHS Netherlands Holdco BV
9.50%, 10/27/21	2,600,000	2,697,708
United Bank for Africa
7.75%, 06/08/22	550,000	576,422

		3,274,130

Oman — 0.2%
Bank Muscat SAOG MTN
4.88%, 03/14/23	354,000	351,574
Oztel Holdings SPC
5.63%, 10/24/23	354,000	360,606

		712,180

Panama — 0.3%
Banco General
4.13%, 08/07/27	110,000	111,239
Banistmo
3.65%, 09/19/22	700,000	701,750
Global Bank
4.50%, 10/20/21	110,000	113,300

		926,289

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Peru — 0.5%
Banco BBVA Peru
5.00%, 08/26/22	$110,000	$116,464
Banco de Credito del Peru
4.25%, 04/01/23	1,110,000	1,161,349
Financiera de Desarrollo
4.75%, 07/15/25	213,000	228,549
Nexa Resources
5.38%, 05/04/27	110,000	115,610
Southern Copper
3.88%, 04/23/25	110,000	114,257
Volcan Cia Minera SAA
5.38%, 02/02/22	213,000	220,988

		1,957,217

Qatar — 1.9%
CBQ Finance MTN
3.25%, 06/13/21	1,750,000	1,752,188
Ezdan Sukuk
4.88%, 04/05/22	354,000	317,715
Ooredoo International Finance MTN
3.25%, 02/21/23	2,800,000	2,831,052
QNB Finance MTN
2.13%, 09/07/21	1,700,000	1,674,738
Ras Laffan Liquefied Natural Gas 3
6.33%, 09/30/27	110,000	126,225

		6,701,918

Russia — 4.2%
Evraz
5.38%, 03/20/23	1,100,000	1,142,801
8.25%, 01/28/21	750,000	801,750
Gazprom Neft OAO Via GPN Capital
4.38%, 09/19/22	700,000	713,577
6.00%, 11/27/23	1,100,000	1,193,364
Gazprom OAO Via Gaz Capital
6.51%, 03/07/22	750,000	809,976
Lukoil International Finance BV
4.56%, 04/24/23	700,000	725,739

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Russia (continued)
MMC Norilsk Nickel Via MMC Finance DAC
4.10%, 04/11/23	$700,000	$705,138
6.63%, 10/14/22	800,000	867,776
Novatek OAO Via Novatek Finance DAC
4.42%, 12/13/22	700,000	716,625
Rosneft Oil Via Rosneft International Finance DAC 4.20%, 03/06/22	1,400,000	1,419,930
Russian Railways Via RZD Capital
5.70%, 04/05/22	750,000	790,380
Sberbank of Russia Via SB Capital
5.13%, 10/29/22	1,500,000	1,551,822
6.13%, 02/07/22	1,150,000	1,220,523
SCF Capital Designated Activity
5.38%, 06/16/23	700,000	724,298
Vnesheconombank Via VEB Finance
5.94%, 11/21/23	700,000	741,229
6.03%, 07/05/22	700,000	735,711

		14,860,639

Saudi Arabia — 0.3%
Almarai Sukuk
4.31%, 03/05/24	213,000	221,750
SABIC Capital II BV
4.00%, 10/10/23	700,000	727,125

		948,875

Singapore — 0.3%
BOC Aviation MTN 3.46%, VAR ICE LIBOR USD 3 Month+1.125%, 09/26/23	110,000	110,318
Marble II Pte
5.30%, 06/20/22	500,000	507,022
Oversea-Chinese Banking MTN 4.00%, VAR USD Swap Semi 30/360 5 Yr Curr+2.203%, 10/15/24	110,000	110,294

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Singapore (continued)
United Overseas Bank MTN 3.50%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/26	$200,000	$202,146

		929,780

South Africa — 1.1%
AngloGold Ashanti Holdings
5.13%, 08/01/22	100,000	104,559
Fields Orogen Holdings BVI
5.13%, 05/15/24	213,000	222,186
FirstRand Bank 6.25%, VAR USD Swap Semi 30/360 5 Yr Curr+3.561%, 04/23/28	210,000	219,324
Liquid Telecommunications Financing
8.50%, 07/13/22	212,000	211,449
Mauritius Investments
5.37%, 02/13/22	500,000	516,145
Petra Diamonds US Treasury
7.25%, 05/01/22	284,000	281,160
Prosus NV
4.85%, 07/06/27	110,000	117,501
SASOL Financing USA
5.88%, 03/27/24	642,000	695,701
Transnet SOC
4.00%, 07/26/22	1,400,000	1,399,216

		3,767,241

South Korea — 0.3%
Heungkuk Life Insurance
4.48%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.472%, 11/09/47 (a)	212,000	203,060
SK Innovation
4.13%, 07/13/23	200,000	209,846
Woori Bank MTN
4.75%, 04/30/24	110,000	117,446
5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.347%, 11/16/67 (a)	708,000	719,008

		1,249,360

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Supranational — 0.4%
Africa Finance MTN
4.38%, 04/17/26	$1,400,000	$1,444,856

Switzerland — 0.1%
Eurochem Finance DAC
5.50%, 03/13/24	283,000	296,796

Thailand — 0.1%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	115,939
PTT Global Chemical
4.25%, 09/19/22	110,000	114,365
Siam Commercial Bank MTN
2.75%, 05/16/23	200,000	199,712

		430,016

Turkey — 2.6%
Export Credit Bank of Turkey MTN
5.38%, 02/08/21	1,043,000	1,027,762
KOC Holding
5.25%, 03/15/23	1,400,000	1,372,420
Petkim Petrokimya Holding
5.88%, 01/26/23	209,000	201,685
QNB Finansbank MTN
4.88%, 05/19/22	348,000	340,205
TC Ziraat Bankasi MTN
5.13%, 05/03/22	348,000	325,725
Turk Telekomunikasyon
4.88%, 06/19/24	213,000	201,285
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	417,000	401,654
Turkiye Garanti Bankasi
5.25%, 09/13/22	1,050,000	1,023,750
Turkiye Halk Bankasi
5.00%, 07/13/21	417,000	377,927
Turkiye Is Bankasi MTN
5.00%, 06/25/21	850,000	819,368
5.38%, 10/06/21	700,000	676,175
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/24	354,000	345,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Turkey (continued)
Turkiye Vakiflar Bankasi TAO MTN
5.63%, 05/30/22	$417,000	$391,980
5.75%, 01/30/23	354,000	325,924
Yapi ve Kredi Bankasi
5.50%, 12/06/22	1,300,000	1,211,392
Yapi ve Kredi Bankasi MTN
8.25%, 10/15/24	200,000	202,520

		9,244,993

Ukraine — 0.4%
Metinvest BV
7.75%, 04/23/23	1,400,000	1,445,640

United Arab Emirates — 3.4%
Abu Dhabi National Energy PJSC
3.63%, 01/12/23	2,350,000	2,408,905
Abu Dhabi National Energy PJSC MTN
3.63%, 06/22/21	1,400,000	1,421,008
ADCB Finance Cayman MTN
4.00%, 03/29/23	2,000,000	2,082,460
DAE Funding
5.00%, 08/01/24	922,000	960,033
DIB Sukuk
3.63%, 02/06/23	2,100,000	2,121,269
EMG SUKUK
4.56%, 06/18/24	200,000	206,000
Emirates NBD PJSC
3.25%, 11/14/22	1,900,000	1,915,078
Fab Sukuk
3.63%, 03/05/23	1,000,000	1,024,220

		12,138,973

United States — 0.5%
Flex
4.75%, 06/15/25	110,000	114,038
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,669,960

		1,783,998

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value

Zambia — 0.2%
First Quantum Minerals
7.25%, 04/01/23	$566,000	$551,143

Total Global Bonds (Cost $203,598,631)		205,803,677

SOVEREIGN DEBT — 24.5%
Argentina — 4.1%
Argentina Bonar Bonds
8.75%, 05/07/24	5,742,549	4,024,029
Argentine Republic Government International Bond
5.63%, 01/26/22	4,759,000	4,011,885
6.88%, 04/22/21	1,418,000	1,244,295
8.75%, 05/07/24	708,943	496,784
Provincia de Buenos Aires
6.50%, 02/15/23	400,000	334,404
9.13%, 03/16/24	500,000	417,505
9.95%, 06/09/21	3,050,000	2,766,350
Provincia de Cordoba
7.45%, 09/01/24	500,000	392,505
Provincia de Entre Rios Argentina
8.75%, 02/08/25	700,000	514,507
Provincia de Mendoza Argentina
8.38%, 05/19/24	354,000	302,674
Provincia del Chaco Argentina
9.38%, 08/18/24	213,000	156,557

		14,661,495

Armenia — 0.1%
Republic of Armenia International Bond
7.15%, 03/26/25	213,000	244,667

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
4.75%, 03/18/24	500,000	525,510

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Bahrain — 1.3%
Bahrain Government International Bond
5.88%, 01/26/21	$700,000	$721,028
6.13%, 07/05/22	1,350,000	1,419,187
6.13%, 08/01/23	2,200,000	2,318,250

		4,458,465

Belarus — 0.3%
Republic of Belarus International Bond
6.88%, 02/28/23	900,000	967,896

Brazil — 1.5%
Brazilian Government International Bond
2.63%, 01/05/23	5,400,000	5,352,750

Cameroon — 0.3%
Republic of Cameroon International Bond
9.50%, 11/19/25	1,000,000	1,084,370

Costa Rica — 0.4%
Costa Rica Government International Bond
4.25%, 01/26/23	1,600,000	1,576,016

Croatia — 0.5%
Croatia Government International Bond
5.50%, 04/04/23	1,500,000	1,659,000

Dominican Republic — 0.3%
Dominican Republic International Bond
5.50%, 01/27/25	500,000	531,255
6.88%, 01/29/26	500,000	564,380

		1,095,635

Ecuador — 1.2%
Ecuador Government International Bond
8.75%, 06/02/23	3,000,000	3,273,780
10.75%, 03/28/22	1,000,000	1,122,510

		4,396,290

Egypt — 1.2%
Egypt Government International Bond
5.58%, 02/21/23	1,800,000	1,828,188

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Egypt (continued)
Egypt Government International Bond MTN
6.13%, 01/31/22	$2,500,000	$2,577,325

		4,405,513

El Salvador — 0.1%
El Salvador Government International Bond
7.75%, 01/24/23	354,000	379,226

Ethiopia — 0.3%
Ethiopia International Bond
6.63%, 12/11/24	1,000,000	1,042,100

Gabon — 0.4%
Gabon Government International Bond
6.38%, 12/12/24	1,500,000	1,484,460

Ghana — 0.5%
Ghana Government International Bond
7.88%, 08/07/23	1,000,000	1,083,872
7.88%, 03/26/27	500,000	526,050

		1,609,922

Honduras — 0.1%
Honduras Government International Bond
7.50%, 03/15/24	213,000	234,036
8.75%, 12/16/20	200,000	214,002

		448,038

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/25	250,000	263,980

Iraq — 0.1%
Iraq International Bond
6.75%, 03/09/23	425,000	436,071

Kenya — 0.2%
Kenya Government International Bond
6.88%, 06/24/24	750,000	797,578

Lebanon — 1.2%
Lebanon Government International Bond
6.00%, 01/27/23	700,000	587,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Lebanon (continued)
Lebanon Government International Bond MTN
6.10%, 10/04/22	$1,025,000	$871,844
6.40%, 05/26/23	1,500,000	1,263,750
6.65%, 02/26/30	1,772,000	1,363,689

		4,086,408

Mexico — 0.3%
Mexico Government International Bond MTN
4.13%, 01/21/26	1,000,000	1,047,500

Mongolia — 1.0%
Mongolia Government International Bond
5.63%, 05/01/23	2,200,000	2,239,217
Mongolia Government International Bond MTN
5.13%, 12/05/22	1,400,000	1,412,862

		3,652,079

Namibia — 0.1%
Namibia International Bonds
5.25%, 10/29/25	350,000	351,078

Oman — 1.2%
Oman Government International Bond
3.63%, 06/15/21	1,400,000	1,379,000
3.88%, 03/08/22	1,291,000	1,268,144
4.13%, 01/17/23	1,700,000	1,650,826

		4,297,970

Pakistan — 0.8%
Third Pakistan International Sukuk
5.50%, 10/13/21	1,500,000	1,512,768
5.63%, 12/05/22	1,400,000	1,411,158

		2,923,926

Panama — 0.1%
Panama Government International Bond
4.00%, 09/22/24	500,000	531,755

Paraguay — 0.3%
Paraguay Government International Bond
4.63%, 01/25/23	900,000	945,009

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Romania — 1.1%
Romanian Government International Bond MTN
4.38%, 08/22/23	$1,502,000	$1,591,369
6.75%, 02/07/22	2,094,000	2,299,212

		3,890,581

Senegal — 0.1%
Senegal Government International Bond
6.25%, 07/30/24	200,000	214,145

Serbia — 0.3%
Serbia International Bond
7.25%, 09/28/21	819,000	897,224

South Africa — 0.4%
Republic of South Africa Government International Bond
5.88%, 09/16/25	1,250,000	1,369,047

Sri Lanka — 1.0%
Sri Lanka Government International Bond
5.75%, 04/18/23	1,500,000	1,487,347
5.88%, 07/25/22	700,000	702,336
6.25%, 10/04/20	700,000	707,870
6.25%, 07/27/21	700,000	708,837

		3,606,390

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	213,000	212,468

Turkey — 2.2%
Turkey Government International Bond
5.75%, 03/22/24	1,000,000	975,282
7.25%, 12/23/23	6,009,000	6,208,078
7.38%, 02/05/25	500,000	516,250

		7,699,610

Ukraine — 1.3%
Ukraine Government International Bond
7.75%, 09/01/20	1,750,000	1,804,933
7.75%, 09/01/21	1,400,000	1,461,208

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value

Ukraine (continued)
8.99%, 02/01/24	$1,100,000	$1,197,612

		4,463,753

Total Sovereign Debt (Cost $86,008,906)		87,077,925

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bills
2.18%, 8/13/2019 (c)	5,000,000	4,987,703
U.S. Treasury Notes
2.25%, 3/31/2021	20,000,000	20,155,469
2.38%, 3/15/2022	15,000,000	15,267,187

Total U.S. Treasury Obligations (Cost $40,043,379)		40,410,359

EXCHANGE-TRADED FUND — 1.7%
	Shares
United States — 1.7%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	174,642	6,060,077

Total Exchange-Traded Fund (Cost $6,030,695)		6,060,077

COMMON STOCK — 1.2%
Argentina — 0.3%
Banco Macro ADR	2,336	170,178
Grupo Financiero Galicia ADR	4,313	153,112
Grupo Supervielle ADR	62,459	492,177
MercadoLibre *	394	241,037

		1,056,504

Brazil — 0.1%
Pagseguro Digital, Class A *	6,803	265,113
StoneCo, Class A *	8,797	260,215

		525,328

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

COMMON STOCK (continued)
	Shares	Value

China — 0.2%
Alibaba Group Holding ADR *	1,541	$261,122
Ctrip.com International ADR *	8,038	296,683
JD.com ADR *	8,925	270,338

		828,143

Germany — 0.1%
Delivery Hero *(b)	7,999	362,826

Hong Kong — 0.1%
Tencent Holdings	5,500	248,256

India — 0.1%
MakeMyTrip *	9,766	242,197

Israel — 0.0%
Wix.com *	1,702	241,854

Netherlands — 0.1%
Adyen *(b)	314	242,294

Russia — 0.1%
Yandex, Cl A *	6,488	246,544

Singapore — 0.1%
Sea ADR *	7,955	264,265

Total Common Stock (Cost $3,992,129)		4,258,211

Total Investments — 96.7% (Cost $339,673,740)		$343,610,249

	Contracts
Purchased Options — 0.0% (d)
July 2019, EUR Call USD Put, $1.15 *	17,700,000	$32,044

Total Purchased Options (Cost $50,700)		32,044

Other Assets & Liabilities, Net — 4.3%		$11,543,626

Net Assets — 100.0%		$355,185,919

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

PURCHASED OPTIONS — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Option
July 2019, EUR Call USD Put*	17,700,000	$50,700	$1.15	07/20/19	$32,044

Total Purchased Options					$32,044

*	Non-income producing security.
(a)	Perpetual maturity. Maturity date presented represents the next call date.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2019, these securities amounted to $821,560 or 0.2% of net assets.

(c)	Rate shown represents the effective yield to maturity at date of purchase.
(d)	Refer to table below for details on options contracts.

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

DAC — Designated Activity Company

EM — Emerging Market

ETF — Exchange Traded Fund

EUR — Euro

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NASDAQ — National Association of Securities Dealers Automated Quotations

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

TRY — Turkish Lira

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

The open futures contracts held by the Fund at June 30, 2019, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Bovespa Index	44	Aug-2019	$1,158,190	$1,163,838	$2,746
MSCI Emerging Markets	(7)	Sep-2019	(366,924)	(368,690)	(1,766)
NASDAQ 100 Index E-MINI	(11)	Sep-2019	(1,668,654)	(1,692,625)	(23,971)
Russell 2000 Index E-MINI	(18)	Sep-2019	(1,390,418)	(1,410,390)	(19,972)

			$(2,267,806)	$(2,307,867)	$(42,963)

The open forward foreign currency contracts held by the Fund at June 30, 2019, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Barclays PLC	07/02/19	MXN	6,768,678	USD	354,498	$1,848
JPMorgan Chase Bank	07/02/19	MXN	6,800,230	USD	354,458	164
Goldman Sachs	07/02/19	MXN	6,857,407	USD	354,452	(2,820)
Goldman Sachs	07/02/19	USD	708,950	BRL	2,737,290	4,306
Goldman Sachs	07/02/19	USD	708,950	BRL	2,737,290	(411)
Morgan Stanley	07/02/19	USD	354,458	BRL	1,381,856	5,405
Morgan Stanley	07/08/19	TRY	5,219,117	USD	884,054	(13,206)
JPMorgan Chase Bank	07/08/19	USD	884,054	TRY	5,234,378	15,829
Goldman Sachs	07/22/19	EUR	130,293	USD	147,631	(803)
JPMorgan Chase Bank	07/22/19	EUR	32,100	USD	36,031	(539)
Morgan Stanley	07/22/19	EUR	338,317	USD	379,740	(5,683)
Goldman Sachs	07/29/19	EUR	31,000	USD	35,363	25
Barclays PLC	08/02/19	MXN	27,286,936	USD	1,417,039	3,296
Goldman Sachs	08/02/19	USD	1,418,946	BRL	5,500,099	8,901

						$16,312

The open centrally cleared swap agreements held by the Fund at June 30, 2019, are as follows:

Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
CDX.NA.HY.32	Buy	5.00%	Quarterly	06/20/2024	$7,100,000	$(527,110)	$(501,142)	$(25,968)

The open OTC swap agreements held by the Fund at June 30, 2019, are as follows:

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Goldman Sachs	Republic of Turkey	Sell	1.00%	Quarterly	06/20/2024	$(1,070,000)	$(135,296)	$(140,200)	$4,904

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs		1-Month LIBOR	BK BRASIL OPERACAO E ASSESSO	Annually	06/12/2024	USD	(29,641)	$(119)	$–	$(119)

Goldman Sachs		1-Month LIBOR	MAGAZINE LUIZA SA	Annually	06/12/2024	USD	(102,639)	3,962	–	3,962

Goldman Sachs		1-Month LIBOR	MAGAZINE LUIZA SA	Annually	06/12/2024	USD	(32,192)	(214)	–	(214)

Goldman Sachs		1-Month LIBOR	MAGAZINE LUIZA SA	Annually	06/12/2024	USD	(32,220)	(241)	–	(241)

Goldman Sachs		1-Month LIBOR	MAGAZINE LUIZA SA	Annually	06/12/2024	USD	(32,715)	(736)	–	(736)

Goldman Sachs		1-Month LIBOR	MAGAZINE LUIZA SA	Annually	06/12/2024	USD	(31,834)	184	–	184

Goldman Sachs		1-Month LIBOR	RUMO SA	Annually	06/12/2024	USD	(84,652)	10,624	–	10,624

Goldman Sachs		1-Month LIBOR	RUMO SA	Annually	06/12/2024	USD	(28,216)	2,218	–	2,218

Goldman Sachs		1-Month LIBOR	RUMO SA	Annually	06/12/2024	USD	(28,666)	2,651	–	2,651

Goldman Sachs		1-Month LIBOR	RUMO SA	Annually	06/12/2024	USD	(29,360)	(253)	–	(253)

Goldman Sachs		1-Month LIBOR	RUMO SA	Annually	06/12/2024	USD	(28,323)	827	–	827

Goldman Sachs		1-Month LIBOR	LOCALIZA RENT A CAR	Annually	06/12/2024	USD	(95,810)	6,996	–	6,996

Goldman Sachs		1-Month LIBOR	LOCALIZA RENT A CAR	Annually	06/12/2024	USD	(31,168)	1,498	–	1,498

Goldman Sachs		1-Month LIBOR	LOCALIZA RENT A CAR	Annually	06/12/2024	USD	(32,085)	580	–	580

Goldman Sachs		1-Month LIBOR	LOCALIZA RENT A CAR	Annually	06/12/2024	USD	(32,156)	(453)	–	(453)

Goldman Sachs		1-Month LIBOR	LOCALIZA RENT A CAR	Annually	06/12/2024	USD	(30,410)	299	–	299

Goldman Sachs		1-Month LIBOR	BK BRASIL OPERACAO E ASSESSO	Annually	06/12/2024	USD	(29,324)	239	–	239

Goldman Sachs		3-Month LIBOR	SBERBANK PJSC -SPONSORED ADR	Quarterly	06/14/2024	USD	(99,264)	1,868	–	1,868

Goldman Sachs		3-Month LIBOR	VTB BANK JSC -GDR-REG S	Quarterly	06/14/2024	USD	(17,501)	2,751	–	2,751

Goldman Sachs		1-Month LIBOR	BK BRASIL OPERACAO E ASSESSO	Annually	06/12/2024	USD	(28,144)	2,809	–	2,809

Bank of America		3-Month LIBOR	TCS GROUP HOLDING - REG S	Quarterly	06/14/2021	USD	(2,969)	472	–	472

Bank of America		3-Month LIBOR	TCS GROUP HOLDING - REG S	Quarterly	06/14/2021	USD	(55,513)	8,434	–	8,434

Bank of America		3-Month LIBOR	TCS GROUP HOLDING - REG S	Quarterly	06/14/2021	USD	(43,877)	7,403	–	7,403

Bank of America		3-Month LIBOR	TCS GROUP HOLDING - REG S	Quarterly	06/14/2021	USD	(104,633)	14,053	–	14,053

Bank of America		1-Month LIBOR	BANK RAKYAT INDONESIA PERSER	Annually	06/21/2021	USD	295,591	1,477	–	1,477

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America			1-Month LIBOR	BDO UNIBANK INC	Annually	06/21/2021	USD	(92,519)	$(402)	$–	$(402)

Bank of America			1-Month LIBOR	BANK MANDIRI PERSERO TBK PT	Annually	06/21/2021	USD	92,310	432	–	432

Bank of America			1-Month LIBOR	METROPOLITAN BANK & TRUST	Annually	06/21/2021	USD	(47,381)	(5,839)	–	(5,839)

Goldman Sachs			1-Month LIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	06/12/2024	USD	(95,532)	2,197	–	2,197

Goldman Sachs			1-Month LIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	06/12/2024	USD	(31,148)	548	–	548

Goldman Sachs			1-Month LIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	06/12/2024	USD	(33,102)	354	–	354

Goldman Sachs			1-Month LIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	06/12/2024	USD	(33,101)	(1,408)	–	(1,408)

Goldman Sachs			1-Month LIBOR	B3 SA-BRASIL BOLSA BALCAO	Annually	06/12/2024	USD	(30,253)	(280)	–	(280)

Goldman Sachs			1-Month LIBOR	BK BRASIL OPERACAO E ASSESSO	Annually	06/12/2024	USD	(49,146)	5,141	–	5,141

Goldman Sachs			1-Month LIBOR	BK BRASIL OPERACAO E ASSESSO	Annually	06/12/2024	USD	(38,183)	3,246	–	3,246

Goldman Sachs			1-Month LIBOR	BK BRASIL OPERACAO E ASSESSO	Annually	06/12/2024	USD	(29,227)	770	–	770

Bank of America	Total Return SX8P Index	**	ONES STOXX 600 TECH SUPERSECTOR PRICE I	1-Month EURIBOR	Annually	05/17/2021	EUR	787,177	$(20,192)	$281	$(20,473)

									$51,896	$281	$51,615

** The following table represents the individual common stock exposure comprising the Bank of America Merrill Lynch Equity Basket Swaps at June 30, 2019:

Equity Basket Swaps

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
SX8P Index
29	Alten SA	$5,427	$(141)	$(141)	0.69%
227	Altran Technologies SA	5,676	(148)	(148)	0.72
439	Amadeus IT Group SA	54,663	(1,422)	(1,422)	6.94
75	ams AG	4,608	(120)	(120)	0.59
42	ASM International NV	4,343	(113)	(113)	0.55
365	ASML Holding NV	119,863	(3,117)	(3,117)	15.23
95	Atos SE	12,446	(324)	(324)	1.58
64	AVEVA Group PLC	5,179	(135)	(135)	0.66
27	Bechtle AG	4,929	(128)	(128)	0.63
167	Capgemini SE	32,713	(851)	(851)	4.16
140	Dassault Systemes SE	35,153	(914)	(914)	4.47

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
277	Hexagon AB	$24,193	$(629)	$(629)	3.07%
28	Iliad SA	4,963	(129)	(129)	0.63
1,137	Infineon Technologies AG	31,628	(823)	(823)	4.02
60	Ingenico Group SA	8,321	(216)	(216)	1.06
173	Logitech International SA	10,882	(283)	(283)	1.38
343	Micro Focus International PLC	14,161	(368)	(368)	1.80
54	Nemetschek SE	5,132	(133)	(133)	0.65
5,636	Nokia Oyj	44,002	(1,144)	(1,144)	5.59
1,121	Sage Group PLC/The	17,973	(467)	(467)	2.28
1,086	SAP SE	234,435	(6,097)	(6,097)	29.78
101	Scout24 AG	8,429	(219)	(219)	1.07
41	SimCorp A/S	6,162	(160)	(160)	0.78
17	Sopra Steria Group	3,025	(79)	(79)	0.38
661	STMicroelectronics NV	18,426	(479)	(479)	2.34
3,072	Telefonaktiebolaget LM Ericsson	45,827	(1,192)	(1,192)	5.82
64	Temenos AG	18,145	(472)	(472)	2.31
125	United Internet AG	6,473	(170)	(170)	0.82

		$787,177	$ (20,473)	$ (20,473)	100.00%

The following table summarizes the inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$205,803,677	$–	$205,803,677
Sovereign Debt	–	87,077,925	–	87,077,925
U.S. Treasury Obligations	–	40,410,359	–	40,410,359
Exchange-Traded Fund	6,060,077	–	–	6,060,077
Common Stock	4,258,211	–	–	4,258,211

Total Investments in Securities	$10,318,288	$333,291,961	$–	$343,610,249

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$32,044	$–	$–	$32,044
Futures Contracts*
Unrealized Appreciation	2,746	–	–	2,746
Unrealized Depreciation	(45,709)	–	–	(45,709)
Forwards Contracts*
Unrealized Appreciation	–	39,774	–	39,774
Unrealized Depreciation	–	(23,462)	–	(23,462)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	4,904	–	4,904

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps*
Unrealized Appreciation	$–	$82,033	$–	$82,033
Unrealized Depreciation	–	(30,418)	–	(30,418)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(25,968)	–	(25,968)

Total Other Financial Instruments	$(10,919)	$46,863	$–	$35,944

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are $0.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the period ended June 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $339,673,740)	$343,610,249
Swap Contracts, at Value (Cost $281)	82,033
Options Purchased, at Value (Cost $50,700)	32,044
Cash Equivalents	7,979,071
Interest Receivable	4,420,739
Cash Pledged as Collateral for Swap Contracts	704,660
Cash Pledged as Collateral for Forward Foreign Currency Contracts	120,000
Deferred Offering Costs	64,887
Cash Pledged as Collateral for Futures Contracts	40,361
Unrealized Appreciation on Forward Foreign Currency Contracts	39,774
Variation Margin Receivable	2,625
Unrealized Appreciation on Spot Currency Contracts	2,169
Prepaid Expenses	778

Total Assets	357,099,390

Liabilities:
Foreign Currency Payable, at Value (Cost $825,831)	827,051
Swap Contracts, at Value (Cost $140,200)	165,433
Payable for Investment Securities Purchased	549,924
Deposits with Counterparty	163,677
Due to Adviser	97,756
Unrealized Depreciation on Forward Foreign Currency Contracts	23,462
Due to Administrator	11,684
Unrealized Depreciation on Spot Currency Contracts	11,052
Chief Compliance Officer Fees Payable	645
Trustees Fees Payable	61
Other Accrued Expenses	62,726

Total Liabilities	1,913,471

Net Assets	$355,185,919

Net Assets Consist of:
Paid-in Capital	$353,143,351
Total Distributable Earnings	2,042,568

Net Assets	$355,185,919

Net Asset Value Price Per Share
Institutional Shares ($355,185,919 ÷ 35,368,838 shares)
(unlimited authorization — no par value)	$10.04

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND*
JUNE 30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Interest Income	$4,121,094
Dividend Income	108,897
Less: Foreign Taxes Withheld	(13,541)

Total Investment Income	4,216,450

Expenses:
Investment Advisory Fees	394,562
Administration Fees	39,457
Trustees’ Fees	4,417
Chief Compliance Officer Fees	2,225
Offering Costs	21,751
Professional Fees	21,512
Custodian Fees	21,202
Transfer Agent Fees	15,461
Registration Fees	13,212
Printing Fees	6,500
Insurance and Other Expenses	12,287

Total Expenses	552,586

Less:
Waiver of Investment Advisory Fees	(59,253)

Net Expenses	493,333

Net Investment Income	3,723,117

Net Realized Loss on Investments	(887,530)
Net Realized Loss on Futures Contracts	(996,235)
Net Realized Loss on Foreign Currency Transactions	(24,605)
Net Realized Gain on Forward Foreign Currency Contracts	67,009
Net Realized Loss on Swap Contracts	(225,941)
Net Realized Gain on Options Contracts	196,243
Net Change in Unrealized Appreciation on Investments	3,936,509
Net Change in Unrealized Depreciation on Futures Contracts	(42,963)

Net Change in Unrealized Depreciation on Foreign Currency Translation	(10,699)

Net Change in Unrealized Appreciation on Forward Foreign Currency Contracts	16,312

Net Change in Unrealized Appreciation on Swap Contracts	30,551
Net Change in Unrealized Depreciation on Options Contracts	(18,656)

Net Realized and Unrealized Gain on Investments, Futures Contracts, Swap Contracts, Option Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,039,995

Net Increase in Net Assets Resulting from Operations	$5,763,112

*	Commenced operations on March 18, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2019*
Operations:
Net Investment Income	$3,723,117
Net Realized Loss on Investments, Futures Contracts, Option Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,871,059)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Options Contacts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	3,911,054

Net Increase in Net Assets Resulting from Operations	5,763,112

Distributions:	(3,720,544)

Capital Share Transactions:
Institutional Shares:
Issued	353,122,233
Reinvestment of Distributions	22,119
Redeemed	(1,001)

Net Institutional Share Transactions	353,143,351

Net Increase in Net Assets from Share Transactions	353,143,351

Total Increase in Net Assets	355,185,919

Net Assets:
Beginning of Period	—

End of Period	$355,185,919

Shares Issued and Redeemed:

Institutional Shares

Issued	35,366,733

Reinvestment of Distributions	2,206

Redeemed	(101)

Net Institutional Shares Capital Share Transactions	35,368,838

Net Increase in Shares Outstanding from Share Transactions	35,368,838

Amounts designated as “—” are $0.

*	Commenced operations on March 18, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Institutional Shares	Period Ended June 30, 2019 (Unaudited)*
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(1)	0.12
Net Realized and Unrealized Gain	0.03

Total from Operations	0.15

Dividends and Distributions:
Net Investment Income	(0.11)
Net Realized Gain	0.00

Total Dividends and Distributions	(0.11)

Net Asset Value, End of Period	$10.04

Total Return†	1.45%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$355,186
Ratio of Expenses to Average Net Assets	0.50%	**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.30%	**
Ratio of Net Investment Income to Average Net Assets	3.77%	**
Portfolio Turnover Rate†	25%

*	Commenced operations on March 18, 2019.
**	Annualized.
†	Total Return and portfolio turnover rate are for the period indicated and have not been annualized.
(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the Aperture New World Opportunities Fund (the “Fund”). The investment objective of the Fund is to seek total return, consisting of current income and capital appreciation. The Fund is classified as a diversified investment company. Aperture Investors, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares. The Fund commenced operations on March 18, 2019. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2019, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

As of and during the period ended June 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

For the period ended June 30, 2019, the average monthly notional amount of futures contracts held were as follows:

Average Monthly Market Value Balance Long	$3,523,241
Average Monthly Market Value Balance Short	$(3,636,753)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — During the period ended June 30, 2019, the Fund commenced operations and incurred offering costs of $86,638, which are being amortized to expense over a twelve month period. As of June 30, 2019, the Fund had $64,887 remaining to be amortized.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts —The Fund may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedule of Investments for details regarding open forward foreign currency contracts as of June 30, 2019, if applicable.

For the period ended June 30, 2019, the average balances of forward foreign currency contracts were as follows:

Average Monthly Notional Contracts Purchased	$(3,170,011)
Average Monthly Notional Contracts Sold	$5,245,767

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset

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nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of June 30, 2019, the Fund has entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

For the period ended June 30, 2019, the average market value amount of swap contracts held by the Fund was as follows:

Average Market Value Amount Total Return Swaps	$(47,421)
Average Market Value Amount Credit Default Swaps	$(567,359)

Options Written/Purchased — The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European

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options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

For the period ended June 30, 2019, the average monthly notional value of purchased option contracts held were as follows:

Average Monthly Notional Contracts Purchased	$232,169

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

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The fair value of derivative instruments as of June 30, 2019, is as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value

Credit contracts	Net Assets — Unrealized appreciation on swap contracts	$4,904	†	Net Assets — Unrealized depreciation on swap contracts	$25,968	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	2,746	*	Net Assets — Unrealized depreciation on futures contracts	45,709	*
	Net Assets — Unrealized appreciation on swap contracts	82,033	†	Net Assets — Unrealized depreciation on swap contracts	30,418	†
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	39,774		Net Assets — Unrealized depreciation on forward foreign currency contracts	23,462
	Purchased options, at Value	32,044		Written options, at Value	-

Total		$161,501			$125,557

† Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019, were as follows:

The amount of realized gain on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$-	$-	$42,939	$154,740	$197,679
Equity contracts	(996,235)	-	(166,134)	-	(1,162,369)
Credit contracts	-	-	(102,746)	-	(102,746)
Foreign exchange contracts	-	67,009	-	41,503	108,512
Total	$(996,235)	$67,009	$(225,941)	$196,243	$(958,924)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Options	Total
Interest rate contracts	$-	$-	$-	$-	$-
Equity contracts	(42,963)	-	51,616	-	8,653
Credit contracts	-	-	(21,065)	-	(21,065)
Foreign exchange contracts	-	16,312	-	(18,656)	(2,344)
Total	$(42,963)	$16,312	$30,551	$(18,656)	$(14,756)

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

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The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2019, the Fund paid $39,457 for these services.

State Street Bank and Trust Company acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.225% of the Fund’s average daily net assets adjusted upward or downward by a performance adjustment (the “Performance Adjustment”) that depends on whether, and to what extent, the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Bloomberg Barclays EM USD Aggregate 1-5 Year Total Return Index (the “EM Index”) plus 2.75% (275 basis points) (the “Index Hurdle”) over the Performance Period.

The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts 0.003% (0.30 basis points) of the Fund’s average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Institutional Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.825% (82.5 basis points) of the Fund’s average daily net assets, which would occur when the performance of the Institutional Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.75% percentage points (275 basis points) for the Performance Period.

On a monthly basis, the Fund will pay the Adviser the minimum fee rate of 0.40% on an annualized basis (Base Fee minus the Maximum Performance Adjustment)

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applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total advisory fee, less the amount of any minimum fees paid during the Performance Period and any waivers described below. The period over which performance is measured (“Performance Period”) was initially from the March 18, 2019 (commencement of operations) to June 30, 2019 and thereafter is each 12-month period beginning on the first day in the month of January through December 31 of the same year. In addition, the Adviser has agreed to waive its advisory fee by limiting the Fund’s accrual of the advisory fee (Base Fee plus Performance Adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the Performance Period. For the Performance Period from March 18, 2019 (commencement of operations) to June 30, 2019, the Fund accrued advisory fees of $394,562, at an annual effective rate (excluding the impact from any expense waivers in effect) of 0.40% of the Fund’s average net assets, which reflected a (0.21)% Performance Adjustment of $(726,487).

In addition, The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.10% of the Fund’s average daily net assets until April 30, 2020 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2020. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2019, there were no fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund. In the Statement of Operations, the waiver of Investment Advisory Fees of $59,253 is a voluntary waiver.

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7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended June 30, 2019, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Aperture New World Opportunities Fund*	$377,240,442	$78,060,127	$39,242,675	$4,260,349
*	Commenced operations on March 18, 2019.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Fund at June 30, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$339,673,740	$4,668,070	$(731,561)	$3,936,509

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Below Investment Grade Fixed Income Securities – Below investment grade fixed income securities (“junk bonds”) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are

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subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return. The Fund’s exposure to this risk is heightened because the Fund may invest in these instruments to a higher degree than other mutual funds.

Corporate Fixed Income Securities – Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit – Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Currency – Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the

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United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Depositary Receipts – Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including ADRs, are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Derivatives – Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund and of the derivative instruments relating to those securities may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Fund will cause the value of your investment in the Fund to decrease. The Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause the Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities.

Derivatives are also subject to a number of other risks described elsewhere in this prospectus. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks

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affecting foreign securities, currencies and other instruments, in addition to other risks. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, may limit or restrict their use by the Fund, otherwise adversely affect their performance or disrupt markets.

Forward Contracts – A forward contract, also called a “forward”, involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts – Futures contracts, or “futures”, provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets.

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While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of the Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its carrying firm as margin. If the Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. The Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Options – An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing an entire premium invested in the call option without ever getting the opportunity to exercise the option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing an entire premium invested in the put option without ever getting the opportunity to exercise the option. An option’s time value

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(i.e., the component of the option’s value that exceeds the in the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements – Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement. Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a

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buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset. The Dodd-Frank Act, which was signed into law on July 21, 2010, created a new statutory framework that comprehensively regulated the OTC derivatives markets for the first time. Key Dodd-Frank Act provisions relating to OTC derivatives require rulemaking by the U.S. Securities and Exchange Commission (the “SEC”) and the CFTC, not all of which has been proposed or finalized as of the date of this prospectus. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Under the Dodd-Frank Act, certain OTC derivatives transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities. Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under recently-adopted regulations by the CFTC and federal banking regulators (commonly referred to as “Margin Rules”), the Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps.

Duration – Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a five-year duration, the security will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with

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OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets/Foreign Investment – The Fund may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The Fund’s exposure to these risks is heightened as a result of the Fund investing primarily in emerging market countries.

Equity Market – Investments in equity securities are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Extension – Investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities,

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Fixed Income Market – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Sovereign Debt Securities – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Interest Rate – Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. A historically low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Investment Company – The Fund may purchase shares of investment companies, such as ETFs and closed-end funds. When the Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Leverage – Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Market – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

New Fund – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Prepayment – Fund investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Reverse Repurchase Agreements – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, and price at which the Fund is required to repurchase them. In addition, the use of reverse repurchase agreements may be regarded as leveraging. Small and Medium Capitalization Issuers – Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded OTC and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

U.S. Government Securities – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

10. Other:

At June 30, 2019, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Aperture New World Opportunities Fund	4	70%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncement:

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return
Institutional Shares	$1,000.00	$1,014.50	0.50%	$1.43	*
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.32	0.50%	$2.51	**

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 104/365 (to reflect the period since inception to the period ended June 30, 2019).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on December 7, 2018 (the “December 2018 Meeting”) to decide whether to approve the Fund’s investment advisory agreement (the “Original Agreement”) for an initial two-year term. A Board meeting was then held on March 14, 2019 (the “March 2019 Meeting”) to decide whether to approve an amendment and restatement of the Original Agreement (the “First Amended Agreement”) to change the initial period over which the Fund’s performance is measured for purposes of determining the performance adjustment to the Fund’s advisory fee. Additionally, a Board meeting was held on June 27, 2019 (the “June 2019 Meeting,” and, together with the March 2019 Meeting, the “2019 Meetings”) to decide whether to approve a second amendment and restatement of the Original Agreement (the “Second Amended Agreement,” and, together with the First Amended Agreement, the “Amended Agreements”) to make non-material changes to the agreement to clarify that, under certain conditions, the Adviser is permitted to perform certain administrative and non-discretionary investment advisory functions under the agreement through one or more of its affiliates.

At the 2019 Meetings, the Board reviewed the terms of the Amended Agreements, focusing on the amendments to the Original Agreement. As part of its analysis of the terms of the Amended Agreements, the Board considered memorandums from the Adviser describing its rationales for the amendments to the Original Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that it was reasonable to take into account the conclusions that the Board made when considering and evaluating the approval of the Original Agreement at the December 2018 Meeting as part of its considerations to approve the Amended Agreements.

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s approval of the Original Agreement at the December 2018 Meeting and the conclusions made by the Board when determining to approve the Original Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

In preparation for the December 2018 Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Original Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the December 2018 Meeting, to help them decide whether to approve the Original Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; and (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the December 2018 Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Original Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the December 2018 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Original Agreement. In considering the approval of the Original Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Original Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

At the December 2018 Meeting, the Fund was new and had not commenced operations. Therefore, the Fund did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Original Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
JUNE 30, 2019 (Unaudited)

Approval of the Original Agreement and the Amended Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Original Agreement and the Amended Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to (i) approve the Original Agreement; (ii) approve the First Amended Agreement at the March 2019 Meeting; and (iii) approve the Second Amended Agreement at the June 2019 Meeting. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Aperture New World Opportunities

Fund P.O. Box 219009

Kansas City, MO 64121-9009

1-888-514-7557

Investment Adviser:

Aperture Investors, LLC

250 West 55th Street, 30th Floor

New York, NY 10019

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

API-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: September 6, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: September 6, 2019

*	Print the name and title of each signing officer under his or her signature.